Consolidated Income Statements - EUR (€) € in Millions, shares in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	[1]	Dec. 31, 2016	[1]
Profit (loss) [abstract]
Net sales		€ 34,463	€ 35,072		€ 33,809
Other revenues		1,214	1,149		887
Cost of sales		(11,435)	(11,613)		(10,701)
Gross profit		24,242	24,608		23,995
Research and development expenses		(5,894)	(5,472)		(5,172)
Selling and general expenses		(9,859)	(10,072)		(9,478)
Other operating income		484	237		355
Other operating expenses		(548)	(233)		(482)
Amortization of intangible assets		(2,170)	(1,866)		(1,692)
Impairment of intangible assets		(718)	(293)		(192)
Fair value remeasurement of contingent consideration		117	(159)		(135)
Restructuring costs and similar items		(1,480)	(731)		(879)
Other gains and losses, and litigation		502	(215)		211
Operating income		4,676	5,804		6,531
Financial expenses		(435)	(420)		(924)
Financial income		164	147		68
Income before tax and investments accounted for using the equity method		4,405	5,531		5,675
Income tax expense		(481)	(1,722)		(1,325)
Share of profit/(loss) from investments accounted for using the equity method		499	85		136
Net income excluding the exchanged/held-for-exchange Animal Health business		4,423	3,894		4,486
Net income/(loss) of the exchanged/held-for-exchange Animal Health business	[2]	(13)	4,643	[3]	314	[3]
Net income		4,410	8,537		4,800
Net income attributable to non-controlling interests		104	121		91
Net income attributable to equity holders of Sanofi		€ 4,306	€ 8,416		€ 4,709
Average number of shares outstanding (million)		1,247.1	1,256.9		1,286.6
Average number of shares after dilution (million)		1,255.2	1,266.8		1,296.0
Basic earnings per share (in euros)		€ 3.45	€ 6.70		€ 3.66
Basic earnings per share excluding the exchanged/held-for-exchangeAnimal Health business (in euros)		3.46	3.00		3.42
Diluted earnings per share (in euros)		3.43	6.64		3.63
Diluted earnings per share excluding the exchanged/held-for-exchangeAnimal Health business (in euros)		€ 3.44	€ 2.98		€ 3.39

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).
[2]	The results of the Animal Health business, and the gain on the divestment of that business, are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations); (see Notes D.2. and D.36.).
[3]	For 2016, the cash flows of the Animal Health business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations). For 2017, all of the cash flows generated by the exchange of the Animal Health business for the Consumer Healthcare business of Boehringer Ingelheim (BI) are described in note (i) below.